Share Capital and Other Components of Equity - Summary of Share Based Compensation of Share Warrants Outstanding (Parenthetical) (Detail) - Expiry Period Three [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Class of warrants or rights term	120 days
Warrants Granted as Part of Share Based Payment Arrangement [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Class of warrants or rights number of shares covered by warrants or rights | shares	315,500
Class of warrants or rights exercise price of warrants or rights | $ / shares	$ 0.75
Class of warrants or rights term	2 years